INVENTORIES	12 Months Ended
Dec. 31, 2014
INVENTORIES [Text Block]

8. INVENTORIES

As of December 31, 2014 and 2013, inventories consist of:

	December 31,	December 31,
	2014	2013
Raw materials	$561,293	$2,973,152
Work in Process	125,483	390,128
Finished goods	890,360	4,514,190
Installations in process	3,841,310	7,778,253
Balance at December 31, 2014	$5,418,446	$15,655,723

As of December, 31, 2014, 2013 and 2012, impairment for obsolete inventories were approximately $4,008,000, $888,000 and $2,236,000 respectively..